                                         SUPPLEMENT DATED AUGUST 21, 2006 TO THE
                                                   MARQUIS PORTFOLIOS PROSPECTUS
                                             DATED MAY 1, 2006 (AS SUPPLEMENTED)


This supplement describes changes to the Prospectus dated May 1, 2006 (as supplemented) for the Marquis Portfolios variable annuity contracts issued by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your Prospectus for future reference.

CHANGES TO VARIABLE FUNDING OPTIONS

As indicated below, two of the Subaccounts available as Variable Funding Options under the Contract changed their names due to the replacement of Federated Investment Management Company and Lord, Abbett & Co. LLC as subadvisers to the corresponding Underlying Funds, each of which is a series of Met Investors Series Trust, as follows:

---------------------------------- --------------------------------- -------------------------------- ----------------
     OLD FUNDING OPTION NAME           NEW FUNDING OPTION NAME               NEW SUBADVISER           EFFECTIVE DATE
---------------------------------- --------------------------------- -------------------------------- ----------------
Federated High Yield Portfolio     BlackRock High Yield Portfolio    BlackRock Financial              August 21, 2006
                                                                          Management, Inc.
---------------------------------- --------------------------------- -------------------------------- ----------------
Lord Abbett Growth Opportunities   Van Kampen Mid-Cap Growth         Morgan Stanley Investment        October 1, 2006
     Portfolio                          Portfolio                         Management, Inc.
                                                                          (dba Van Kampen)
---------------------------------- --------------------------------- -------------------------------- ----------------

Please note that our forms and communications with you may continue temporarily to refer to the former names and/or subadvisers until we are able to revise such documents.

You should consult the supplements for the Underlying Funds for additional information on these changes, and retain this supplement with your Contract Prospectus for future reference.


                                                                    August, 2006